Fair value measurements and financial risk management - Gross remaining contractual obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	$ 218,061	$ 135,040
1 - 3 Years	105,396	79,270
Total contractual obligations	323,457	214,310
Accounts payable
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	85,263	26,751
Total contractual obligations	85,263	26,751
Accrued expenses
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	112,535	86,966
Total contractual obligations	112,535	86,966
Other current liabilities
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	1,726	12,168
Total contractual obligations	1,726	12,168
Contingent consideration liability
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	18,537	9,155
1 - 3 Years	10,572	28,839
Total contractual obligations	29,109	37,994
Other long-term liability
Contractual Obligation, Fiscal Year Maturity [Abstract]
1 - 3 Years	94,824	50,431
Total contractual obligations	$ 94,824	$ 50,431